File Nos. 033-06510 and 811-04706

As filed with the Securities and Exchange Commission on July 27, 2017.

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 59	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 60	[X]

Templeton Income Trust
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)
(954) 527-7500
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on August 1, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on (date) pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(i) of rule 485

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 56/57 to the Registrant's registration statement on Form N-1A (PEA 56/57) filed on April 27, 2017 (Accession No. 0001379491-17-002418) as it relates only to the prospectuses (Part A) and statements of additional information (SAI) (Part B) of the Templeton International Bond Fund, a series of Registrant (Fund).  The prospectus and SAI of the Fund, as filed in PEA 56/57, are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act.  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

TL1 P1 0817

SUPPLEMENT DATED AUGUST 1, 2017

TO THE PROSPECTUS DATED MAY 1, 2017

OF

TEMPLETON INTERNATIONAL BOND FUND

(a series of Templeton Income Trust)

The prospectus is amended as follows:

I. The Templeton International Bond Fund (the “Fund”) will begin offering Class R6 shares on or about August 1, 2017.  Therefore, on or about August 1, 2017, the Fund will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class shares.

II. The Fund’s classes on the cover of the prospectus are replaced with the following:

Class A	Class C	Class R	Class R6	Advisor Class
TBOAX	FCNBX	Pending	Pending	FIBZX

III. The following is added to the second paragraph in the “Fund Summaries – Templeton International Bond Fund - Fees and Expenses of the Fund” section on page 33:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 and Advisor Class shares.

IV. The following charts are added to the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summaries – Templeton International Bond Fund - Fees and Expenses of the Fund” section beginning on page 33:

Shareholder Fees

(fees paid directly from your investment)

Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None

1. The Fund began offering Class R6 shares on August 1, 2017.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fees	0.68%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.22%
Acquired fund fees and expenses[2]	0.04%
Total annual Fund operating expenses[2]	0.94%
Fee waiver and/or expense reimbursement[3]	-0.22%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.72%

1. The Fund began offering Class R6 shares on August 1, 2017.  Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

1

3. The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.74% (other than certain non-routine expenses) for next 12-month period. The investment manager also has agreed in advance to reduce its fees as a result of the Fund's investment in Franklin Templeton affiliated funds (acquired funds), including a Franklin Templeton money fund for the next l2-month period. In addition, the transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.01% for the next 12-month period.  Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

	1 Year	3 Years	5 Years	10 Years
Class R6	$74	$278	$499	$1,135

V. The following is added below the “Fund Summaries – Templeton International Bond Fund - Performance – Average Annual Total Returns” table on page 41:

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

VI. The “Fund Summaries – Templeton International Bond Fund - Purchase and Sale of Fund Shares” section on page 41 is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VII. The following is added under the first table of the “Your Account – Choosing a Share Class” section on page 144:

The Templeton International Bond Fund began offering Class R6 shares on August 1, 2017.

Please keep this supplement with your prospectus for future reference.

2

TL1 SA1 0817

SUPPLEMENT DATED AUGUST 1, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2017

OF

TEMPLETON INTERNATIONAL BOND FUND

(a series of Templeton Income Trust)

The statement of additional information (SAI) is amended as follows:

I.  The Templeton International Bond Fund (the “Fund”) will begin offering Class R6 shares on or about August 1, 2017.  Therefore, on or about August 1, 2017, the Fund will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class shares.

II. The Fund’s classes on the cover of the SAI are replaced with the following:

Class A	Class C	Class R	Class R6	Advisor Class
TBOAX	FCNBX	Pending	Pending	FIBZX

III. The following is added under the “Organization, Voting Rights and Principal Holders” section on page 76:

Effective on August1, 2017, the Fund also began offering Class R6 shares.  The full title of the Class R6 shares of the Fund is:

•         Templeton International Bond Fund - Class R6

IV. The principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section on page 76 is replaced with the following:

As of July 3, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
International Bond Fund
BNY Mellon Investment Servicing, Inc.* 760 Monroe Road King of Prussia, PA 19406-1212	A	62.10
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	A	5.76
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	5.72
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	C	16.83
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	10.27
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City NJ 07311-1114	C	10.81
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	C	10.67
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	9.81
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	5.77
Ascensus Trust Company* P.O. Box 10758 Fargo, ND 58106	R	20.43
Dean Martin Construction 1122 N Mountain Top Road McConnellsburg, PA 17233-8051	R	10.78
PAI Trust Company Inc.* 1300 Enterprise Drive DePere, WI 54115-0000	R	9.36
FTIOS* P.O. Box 997153 Sacramento, CA 95899-7153	R	9.02
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	R	8.15
FTIOS* P.O. Box 997153 Sacramento, CA 95899-7153	R	6.33
Matrix Trust Company* 717 17th Street Suite 1300 Denver, CO 80202	R	6.23
MG Trust Company* 717 17th Street, Suite 1300 Denver, CO 80202-3304	R	5.51
UBATCO* P.O. Box 82535 Lincoln, NE 68501-2535	Advisor	20.13
UBATCO* 6811 S 27th Street Lincoln, NE 68512	Advisor	16.37
UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	Advisor	15.20
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	14.18
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311	Advisor	13.68

1

*       For the benefit of its customer(s).

V.  The last paragraph under the “Organization, Voting Rights and Principal Holders” section beginning on page 76 is replaced with the following:

As of July 3, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

Please keep this supplement for future reference.

2

TEMPLETON INCOME TRUST
File Nos. 033-06510 and 811-04706

PART C
Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a) Agreements and Declaration of Trust

(i)	Agreement and Declaration of Trust dated October 18, 2006[6]

(ii)	Certificate of Trust of Templeton Income Trust, a Delaware statutory trust dated October 18, 2006[6]

(iii)	Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008[8]

(b) By-laws

(i)	By-Laws of Templeton Income Trust, a Delaware statutory trust dated October 18, 2006[6]

(c) Instruments of Defining Rights of Security Holders

(i)	Agreement and Declaration of Trust
(a)	Article III, Shares
(b)	Article V, Shareholders’ Voting Powers and Meetings
(c)	Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d)	Article VIII, Certain Transactions – Section 4
(e)	Article X, Miscellaneous – Section 4

(ii)	By-Laws
(a)	Article II, Meetings of Shareholders
(b)	Article VI, Records and Reports – Section 1, 2 and 3
(c)	Article VII, General Matters: - Sections 3, 4, 6 and 7
(d)	Article VIII, Amendment – Section 1

(iii)	Part B: Statement of Additional Information – Item 22

(d) Investment Advisory Contract

(i)	Amended and Restated Investment Management Agreement between the Registrant on behalf of Templeton International Bond Fund and Franklin Advisers, Inc. dated July 1, 2013[13]

(ii)	Amended and Restated Investment Management Agreement between the Registrant on behalf of Templeton Global Total Return Fund and Franklin Advisers, Inc. dated July 1, 2013[13]

(iii)	Investment Management Agreement between the Registrant on behalf of Templeton Emerging Markets Bond Fund and Franklin Advisers, Inc. dated December 6, 2012[13]

(iv)	Amended and Restated Investment Management Agreement between the Registrant on behalf of Templeton Global Bond Fund and Franklin Advisers, Inc. dated June 1, 2014[14]

(v)	Amendment dated July 1, 2015 to Amended and Restated Investment Management Agreement dated July 1, 2013 on behalf of Templeton Global Total Return Fund and Franklin Advisers, Inc. [15]

(e) Underwriting Contracts

(i)	Forms of Selling Agreements between Registrant, Franklin Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010[10]

(ii)	Distribution Agreement between the Registrant on behalf of each series and Franklin Templeton Distributors, Inc. dated September 20, 2013[13]

(f) Bonus or Profit Sharing Contracts

Not applicable

(g) Custodian Agreements

(i)	Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank dated September 15, 1986[2]

(ii)	Amendment dated March 3, 1998 to the Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank[3]

(iii)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank[3]

(iv)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank[4]

(v)	Assignment of Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank dated December 3,2007[7]

(vi)	Master Custody Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[7]

(vii)

Amendment dated May 7, 1997 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton International Bond and Templeton Global Total Return Fund and The Bank of New York Mellon[7]

(viii)

Amendment dated February 27, 1998 to Master Custody Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[7]

(ix)

Amendment dated January 27, 2017, to Exhibit A of the Master

Custody Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton

Global Total Return Fund and The Bank of New York Mellon[17]

(x)

Amendment dated May 16, 2001, to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[7]

(xi)

Amendment dated January 27, 2017, to Schedule 1 of Amendment dated May 16, 2001 to the Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[17]

(xii)

Amended and Restated Foreign Custody Manager Agreement between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon made as of May 16, 2001[7]

(xiii)

Amended and Restated dated January 27, 2017, to Schedule 1 of the Amended and Restated Foreign Manager Agreement between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[17]

(xiv)

Amendment dated November 19, 2014, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[14]

(xv)	Terminal Link Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[7]

(xvi)

Amendment dated January 27, 2017, to Exhibit A of the Terminal Link Agreement between Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon dated February 16, 1996[17]

(xvii)	Supplement to the Master Custody Agreement Hong Kong- China Connect Service dated August 18, 2016[16]

(h) Other Material Contracts

(i)	Sub-Transfer Agent Agreement dated June 22, 1994 between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc.[5]

(ii)	Amendment to Sub-Transfer Agent Agreement dated January 1, 1999[5]

(iii)	Assignment of Sub-Transfer Agent Agreement dated June 13, 2003[5]

(iv)	Sub-Accounting Services Agreement dated May 1, 1991 between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc.[2]

(v)	Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant on behalf of each series and Franklin Templeton Investor Services LLC dated June 1, 2014[14]

(vi)	Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC, on behalf of Templeton Global Bond Fund dated June 1, 2014[14]

(vii)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC, on behalf of Templeton Constrained Bond Fund, Templeton Emerging Markets Bond Fund, Templeton Global Total Return Fund and Templeton International Bond Fund dated July 1, 2013, amended as of July 1, 2014[14]

(i) Legal Opinion

(i)	Legal Opinion and Consent of Counsel with respect to TIT and each of its series Templeton Global Bond Fund and Templeton International Bond Fund dated November 27, 2007[7]

(ii)	Legal Opinion and Consent of Counsel with respect to Templeton Emerging Markets Bond Fund, dated January 15, 2013[11]

(j) Other Opinions

Not applicable

(k) Omitted Financial Statements

Not applicable

(l) Initial Capital Agreements

(i)	Letter of Understanding dated April 28, 1995[1]

(m) Rule 12b-1 Plan

(i)	Amended and Restated Distribution Plan – Class A Templeton International Bond Fund dated February 24, 2009[9]

(ii)	Amended and Restated Distribution Plan – Class C Templeton International Bond Fund dated July 15, 2009[9]

(iii)	Amended and Restated Distribution Plan – Class R Templeton International Bond Fund dated July 15, 2009[9]

(iv)	Amended and Restated Distribution Plan – Class A Templeton Global Bond Fund dated February 24, 2009[9]

(v)	Amended and Restated Distribution Plan – Class C Templeton Global Bond Fund dated July 15, 2009[9]

(vi)	Amended and Restated Distribution Plan – Class R Templeton Global Bond Fund dated July 15, 2009[9]

(vii)	Amended and Restated Distribution Plan – Class A Templeton Global Total Return Fund dated February 24, 2009[9]

(viii)	Amended and Restated Distribution Plan – Class C Templeton Global Total Return Fund dated July 15, 2009[9]

(ix)	Amended and Restated Distribution Plan – Class R Templeton Global Total Return Fund dated July 15, 2009[9]

(x)	Distribution Plan – Class A Templeton Emerging Markets Bond Fund dated December 6, 2012[11]

(xi)	Distribution Plan – Class C Templeton Emerging Markets Bond Fund dated December 6, 2012[11]

(xii)	Distribution Plan – Class R Templeton Emerging Markets Bond Fund dated December 6, 2012[11]

(n) Rule 18f-2 Plan

(i)	Amended and Restated Multi-Class Plan, Templeton Income Trust on behalf of Templeton Global Bond Fund dated December 6, 2012, effective May 1, 2013[12]

(ii)	Multi-Class Plan, Templeton Income Trust on behalf of Templeton Emerging Markets Bond Fund dated December 6, 2012[11]

(iii)	Amended and Restated Multi-Class Plan, Templeton Income Trust on behalf of Templeton Global Total Return Fund dated December 6, 2012, effective May 1, 2013[12]

(iv)	Form of Amended Multi-Class Plan, Templeton Income Trust on behalf of Templeton International Bond Fund

(p) Code of Ethics

(i)	Code of Ethics dated May 1, 2013[14]

(q)Power of Attorney

(i)	Power of Attorney dated December 1, 2016[16]

(ii)	Power of Attorney dated June 1, 2017 for Matthew T. Hinkle and Robert G. Kubilis

1.	Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995

2.	Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 28, 1995

3.	Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on October 30, 1998

4.	Previously filed with Post-Effective Amendment No. 25 to the Registration Statement on December 27, 2002

5.	Previously filed with Post-Effective Amendment No. 26 to the Registration Statement on December 30, 2003

6.	Previously filed with Post-Effective Amendment No. 30 to the Registration Statement on September 17, 2007

7.	Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on November 28, 2007

8.	Previously filed with Post-Effective Amendment No. 33 to the Registration Statement on December 29, 2008

9.	Previously filed with Post-Effective Amendment No. 34 to the Registration Statement on December 28, 2009

10.	Previously filed with Post-Effective Amendment No. 35 to the Registration Statement on October 29, 2010

11.	Previously filed with Post-Effective Amendment No. 41 to the Registration Statement on January 16, 2013

12.	Previously filed with Post-Effective Amendment No. 43 to the Registration Statement on April 29, 2013

13.	Previously filed with Post-Effective Amendment No. 46 to the Registration Statement on September 18, 2013

14.	Previously filed with Post-Effective Amendment No. 50 to the Registration Statement on December 24, 2014

15.	Previously filed with Post-Effective Amendment No. 52 to the Registration Statement on December 28, 2015

16.	Previously filed with Post-Effective Amendment No. 54 to the Registration Statement on December 23, 2016

17.	Previously filed with Post-Effective Amendment No. 56 to the Registration Statement on April 27, 2017

Item 29.  Persons Controlled by or Under Common Control with the Fund

          None

Item 30.  Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.  Principal Underwriter

(a)	Franklin Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:
Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Institutional Funds

(b)

The information required with respect to each director and

officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c)	Not Applicable. Registrant’s principal underwriter is an affiliated person of the Registrant.

Item 33.  Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31 (a) of the Investment Company Act and the rules thereunder are located at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923. Other records are maintained at the offices of Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 25th day of July, 2017.

TEMPLETON INCOME TRUST, a

Delaware statutory trust

(Registrant)

By: /s/Lori A. Weber

Lori A. Weber,

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

CHRISTOPHER J. MOLUMPHY*	President and
Christopher J. Molumphy	Chief Executive Officer – Investment Management	July 25, 2017

MATTHEW T. HINKLE*
Matthew T. Hinkle	Chief Executive Officer – Finance and Administration	July 25, 2017

ROBERT G. KUBILIS*
Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer	July 25, 2017

HARRIS J. ASHTON*
Harris J. Ashton	Trustee	July 25, 2017

ANN TORRE BATES*
Ann Torre Bates	Trustee	July 25, 2017

MARY C. CHOKSI*
Mary C. Choksi	Trustee	July 25, 2017

EDITH E. HOLIDAY*
Edith E. Holiday	Trustee	July 25, 2017

GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	July 25, 2017

RUPERT H. JOHNSON, JR.*
Rupert H. Johnson, Jr.	Trustee	July 25, 2017

J. MICHAEL LUTTIG*
J. Michael Luttig	Trustee	July 25, 2017

DAVID W. NIEMIEC*
David W. Niemiec	Trustee	July 25, 2017

LARRY D. THOMPSON*
Larry D. Thompson	Trustee	July 25, 2017

CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Trustee	July 25, 2017

ROBERT E. WADE*
Robert E. Wade	Trustee	July 25, 2017

* By:  /s/Lori A. Weber

    Lori A. Weber

    Attorney-in-Fact

   (Pursuant to Power of Attorney previously filed or filed herewith)

TEMPLETON INCOME TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

Exhibit No.	Description

EX-99.(n)(iii)	Form of Amended Multi-Class Plan, Templeton Income Trust on behalf of Templeton International Bond Fund

EX-99.(q)(ii)	Power of Attorney dated June 1, 2017 for Matthew T. Hinkle and Robert G. Kubilis